Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Component of Operating Income [Abstract]
Management fees	$ 9,701	$ 12,445	$ 14,539
Interest and other income	73,304	53,794	47,025
Total other income	$ 83,005	$ 66,239	$ 61,564